Cover	Sep. 13, 2021
Cover [Abstract]
Entity Registrant Name	ARTELO BIOSCIENCES, INC.
Entity Central Index Key	0001621221
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity Emerging Growth Company	false
Document Period End Date	Sep. 13, 2021
Entity File Number	333-199213
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-1220924
Entity Address Address Line 1	505 Lomas Santa Fe
Entity Address Address Line 2	Suite 160
Entity Address City Or Town	Solana Beach
Entity Address State Or Province	CA
Entity Address Country	US
Entity Address Postal Zip Code	92075
City Area Code	760
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	943-1689
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ARTL
Security Exchange Name	NASDAQ